Consolidated Balance Sheets (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash	$ 185,600	$ 893,458	$ 198,500
Accounts receivable	1,011,929	1,246,814	143,557
Accounts receivable - Related Party, net of allowance $117,632 and $0, respectively
Prepaid expenses	1,181,321	3,600	24,512
Other current assets	70,020	688	5,842
Total Current Assets	2,448,870	2,144,560	372,411
Property and Equipment, net	400,126	365,017	352,499
Software, net		258,933
Other assets	8,865	8,871	8,865
Finance costs, net	2,232	2,477	2,803
Total Other Assets	11,097	270,281	11,668
Total Assets	2,860,093	2,779,858	736,578
Liabilities and Stockholders' Equity (Deficit)
Accounts payable	520,054	207,741	195,901
Due to officers	115,000	75,000
Accrued expenses	103,142	64,077	23,266
Accrued payroll	693,826	412,186	73,685
Loan payable to factor	443,648	827,075
Accrued interest		4,524
Line of credit, current portion	46,166	25,000	98,500
Capital Leases, current portion	32,768	16,923
Notes payable, current portion, net of discount	372,161	202,557
Long term debt, current portion	43,956	37,513	283,640
Advances on convertible promissory notes			170,000
Settlement Payable		115,278
Unearned revenue			32,988
Other current liabilities	51,257
Total Current Liabilities	2,421,978	1,987,874	877,980
Capital Leases (net of current portion)	34,300	23,974
Line of credit (net of current portion)		125,000
Notes payable (net of current portion), net of discount	124,054	273,751
Long term debt (net of current portion)	286,549	181,457	218,417
Total Liabilities	2,866,881	2,592,056	1,096,397
Commitments and Contingencies (see Note 8)
Stockholders' Equity (Deficit):
Preferred stock ($0.001 par value, 25,000,000 shares authorized, none issued or outstanding)
Common stock ($0.001 par value, 500,000,000 shares authorized, 54,577,294 shares and 39,054,867 issued and outstanding at September 30, 2013 and December 31, 2012, respectively)	54,577	39,055	16,499
Additional paid-in capital	6,616,797	2,738,545	751,010
Subscription receivable		(5,000)
Accumulated deficit	(6,678,162)	(2,584,798)	(1,127,328)
Total Stockholders' Equity (Deficit)	(6,788)	187,802	(359,819)
Total Liabilities and Stockholders' Equity (Deficit)	$ 2,860,093	$ 2,779,858	$ 736,578